Net debt	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Net debt
29. Net debt

		2019	2018
	Listing exchange	£m	£m
Current assets:
Liquid investments		79	84
Cash and cash equivalents		4,707	3,874
Cash and cash equivalents reported in Assets held for sale		507	485

		5,293	4,443

Short-term borrowings:
Commercial paper		(3,586)	(630)
Bank loans, overdrafts and other		(434)	(290)
Drawn bank facility		(1,000)	(3,500)
0.625% € European Medium Term Note 2019	London Stock Exchange	—	(1,349)
EURIBOR +0.20% € European Medium Term Note 2020	London Stock Exchange	(638)	—
0.000% € European Medium Term Note 2020	London Stock Exchange	(1,020)	—
Lease liabilities		(240)	(24)

		(6,918)	(5,793)

Long-term borrowings:
EURIBOR +0.20% € European Medium Term Note 2020	London Stock Exchange	—	(677)
0.000% € European Medium Term Note 2020	London Stock Exchange	—	(1,079)
3.125% US$ US Medium Term Note 2021	New York Stock Exchange	(944)	(980)
LIBOR +0.35% US$ US Medium Term Note 2021	New York Stock Exchange	(567)	(589)
EURIBOR +0.60% € European Medium Term Note 2021	London Stock Exchange	(1,281)	—
0.000% € European Medium Term Note 2021	London Stock Exchange	(426)	—
2.850% US$ US Medium Term Note 2022	New York Stock Exchange	(1,509)	(1,568)
2.875% US$ US Medium Term Note 2022	New York Stock Exchange	(1,132)	—
2.800% US$ US Medium Term Note 2023	New York Stock Exchange	(941)	(978)
3.375% US$ US Medium Term Note 2023	New York Stock Exchange	(941)	(977)
0.000% € European Medium Term Note 2023	London Stock Exchange	(425)	—
3.000% US$ US Medium Term Note 2024	New York Stock Exchange	(751)	—
1.375% € European Medium Term Note 2024	London Stock Exchange	(844)	(893)
4.000% € European Medium Term Note 2025	London Stock Exchange	(633)	(670)
3.625% US$ US Medium Term Note 2025	New York Stock Exchange	(751)	(780)
1.000% € European Medium Term Note 2026	London Stock Exchange	(593)	(629)
1.250% € European Medium Term Note 2026	London Stock Exchange	(846)	(897)
3.375% £ European Medium Term Note 2027	London Stock Exchange	(594)	(593)
3.875% US$ US Medium Term Note 2028	New York Stock Exchange	(1,319)	(1,372)
3.375% US$ US Medium Term Note 2029	New York Stock Exchange	(746)	—
1.375% € European Medium Term Note 2029	London Stock Exchange	(422)	(447)
1.750% € European Medium Term Note 2030	London Stock Exchange	(635)	(673)
5.250% £ European Medium Term Note 2033	London Stock Exchange	(983)	(982)
5.375% US$ US Medium Term Note 2034	New York Stock Exchange	(375)	(390)
6.375% US$ US Medium Term Note 2038	New York Stock Exchange	(2,061)	(2,143)
6.375% £ European Medium Term Note 2039	London Stock Exchange	(694)	(694)
5.250% £ European Medium Term Note 2042	London Stock Exchange	(987)	(986)
4.200% US$ US Medium Term Note 2043	New York Stock Exchange	(371)	(386)
4.250% £ European Medium Term Note 2045	London Stock Exchange	(789)	(788)
Other long-term borrowings		(20)	(56)
Lease liabilities		(1,010)	(44)

		(23,590)	(20,271)

Net debt		(25,215)	(21,621)

Current assets
Liquid investments are classified as financial assets at amortised cost (previously available-for-sale
investments in prior years). At 31 December 2019, they included US Treasury Notes and other government bonds. The effective interest rate on liquid investments at 31 December 2019 was approximately 1.1% (2018 – approximately 1.0%). Liquid investment balances at 31 December 2019 earning interest at floating rates amount to £1 million (2018 – £84 million). Liquid investment balances at 31 December 2019 earning interest at fixed rates amount to £78 million (2018 – £nil).
Balances reported within cash and cash equivalents have an original maturity of three months or less. The effective interest rate on cash and cash equivalents at 31 December 2019 was approximately 1.6% (2018 – approximately 1.9%). Cash and cash equivalents at 31 December 2019 earning interest at floating and fixed rates amounted to £5,039 million and £10 million respectively (2018 – £4,094 million and £2 million) and non-interest
bearing holdings amounted to £164 million (2018 – £263 million).
GSK’s policy regarding the credit quality of cash and cash equivalents is set out in Note 43, ‘Financial instruments and related disclosures’.
Short-term borrowings
GSK has a $10 billion (£7.6 billion) US commercial paper programme, of which $4.8 billion (£3.6 billion) was in issue at 31 December 2019 (2018 – $0.8 billion (£0.6 billion)). GSK has a £1.9 billion three-year committed facility and $2.5 billion (£1.9 billion) under a 364 day committed facility. Both the three-year committed facility and the 364 day committed facility were agreed in September 2019 and were undrawn at 31 December 2019. An additional bank facility was agreed in 2018 to support transactions and remained active at 31 December 2019. In June 2018, £3.5 billion was drawn to support the acquisition from Novartis of the remaining stake in the Consumer Healthcare Joint Venture. £2.5 billion was repaid in November 2019, leaving £1.0 billion outstanding at 31 December 2019.
The weighted average interest rate on commercial paper borrowings at 31 December 2019 was 1.8% (2018 – 2.5%).
The weighted average interest rate on current bank loans and overdrafts at 31 December 2019 was 4.6% (2018 – 12.0%). Short-term loan rates of 60% in Argentina had a disproportionate effect on the weighted average interest rate in 2018.
The average effective
pre-swap
interest rate of notes classified as short-term at 31 December 2019 was 0.0% (2018 – 0.8%). The continued decrease in the rate reflects the maturities of a EURIBOR +0.20% coupon note in May 2020 and a 0.0% coupon note in September 2020.
Long-term borrowings
At the
year-end,
GSK had long-term borrowings of £23.6 billion (2018 – £20.3 billion), of which £13.3 billion (2018 – £13.3 billion) fell due in more than five years. The average effective pre-swap
interest rate of all notes in issue at 31 December 2019 was approximately 3.8% (2018 – approximately 4.4%).
Long-term borrowings repayable after five years carry interest at effective rates between 1.0% and 6.5%, with repayment dates ranging from 2025 to 2045.
Pledged assets
The Group held pledged investments in US Treasury Notes with a par value of $50 million (£38 million), (2018 – $50 million (£39 million)) as security against irrevocable letters of credit issued on the Group’s behalf in respect of the Group’s self-insurance activity. Provisions in respect of self-insurance are included within the provisions for legal and other disputes discussed in Note 31, ‘Other provisions’.
Lease liabilities
The maturity analysis of discounted lease liabilities recognised on the Group balance sheet is as follows:

	2019 £m	2018 (revised) £m
Rental payments due within one year	240	24
Rental payments due between one and two years	227	18
Rental payments due between two and three years	119	12
Rental payments due between three and four years	105	6
Rental payments due between four and five years	93	3
Rental payments due after five years	466	5

Total lease liabilities	1,250	68